Segment Information Textblock	12 Months Ended
Jun. 30, 2011
Segment Information [Abstract]
Segment Information [Text Block]
23.	Segment Information

The Company applies ASC Topic 280-10-50 regarding segment reporting disclosure. Factors used to identify the Company's single operating segment include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance.  The Company operates predominantly in one geographical area, the PRC.

During the year ended June 30, 2010 and prior, the Company viewed its operations and managed its business as one segment: the design, development, implementation and servicing of ERP systems.

During the year ended June 30, 2011, the Company viewed its operations and managed its business as four segments: (i) the design, development, implementation and servicing of ERP systems for oil/gas industry; (ii) the provision of technology solution and related services to thermal power generation industry; and (iii) outsourced mobile phone software testing and development.

	For the years ended June 30,
	2011	2010
Revenues:
ERP system development and integration service to energy industry	$15,563,549	$12,056,872
Technology solution and related services to thermal power generation industry	2,441,494	-
Outsourced mobile phone software testing and development	1,160,326	-
Total	$19,165,369	$12,056,872

Depreciation:
ERP system development and integration service to energy industry	$338,128	$225,325
Technology solution and related services to thermal power generation industry	90,186	-
Outsourced mobile phone software testing and development	35,207	-
Total	$463,521	$225,325

Intangible assets amortization
ERP system development and integration service to energy industry	$351,376	$63,948
Technology solution and related services to thermal power industry	437,715	-
Outsourced mobile phone software testing and development	96,088	-
Total	$885,179	$63,948

Net income (loss):
ERP system development and integration service to energy industry	$3,543,088	$3,245,265
Technology solution and related services to thermal power generation industry	(481,786)	-
Outsourced mobile phone software testing and development	(2,189,021)	-
Other (a)	(2,260)	(340)
Total	$870,021	$3,244,925

(a)	The Company does not allocate its general and administrative expenses of its U.S. activities to its reportable segments because these activities are managed at a corporate level.

	For the year ended June 30,
	2011	2010
Expenditures for identifiable long-lived tangible assets
ERP system development and integration service to energy industry	$732,700	$234,470
Technology solution and related services to thermal power generation industry	130,225	-
Outsourced mobile phone software testing and development	284,690	-
Total	$1,147,615	$234,470